Property and Equipment, Net - Additional Information (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 97	$ 375	$ 631	$ 770
Accumulated amortization of finance lease			1,333	1,179
Finance Leased Assets, Gross			1,720	2,053
Finance Lease [Member]
Property, Plant and Equipment [Line Items]
Accumulated amortization of finance lease			300	600
Finance Leased Assets, Gross			$ 300	$ 800